PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
May 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000
At cost:
Factory and office equipment	48	40
Factory improvement	760	745
Leasehold factory premises	587	581
Furniture & fittings	22	22
Machinery and equipment	1,208	1,724
Motor vehicles and forklifts	983	974
Renovation	105	104

	3,713	4,190
Less: accumulated depreciation	(3,264)	(3,261)
Less: provision for impairment	-	(226)

Property and equipment, net	449	703